FINANCIAL ASSETS AND LIABILITIES - Financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL LIABILITIES
Carrying value	$ 7,856	$ 11,630
Fair value	7,920	12,110
Non-current	6,567	10,362	[1]
Current	1,289	1,268	[1]
Financial liabilities at fair value through profit or loss
FINANCIAL LIABILITIES
Carrying value	107	109
Fair value	107	109
Financial liabilities at fair value through profit or loss | Derivatives not designated as hedges
FINANCIAL LIABILITIES
Carrying value	65	0
Fair value	65	0
Financial liabilities at fair value through profit or loss | Derivatives designated as net investment hedges
FINANCIAL LIABILITIES
Carrying value	0	59
Fair value	0	59
Financial liabilities at fair value through profit or loss | Contingent consideration
FINANCIAL LIABILITIES
Carrying value	40	49
Fair value	40	49
Financial liabilities at fair value through profit or loss | Other
FINANCIAL LIABILITIES
Carrying value	2	1
Fair value	2	1
Financial liabilities at amortized cost | Principal amount outstanding
FINANCIAL LIABILITIES
Carrying value	7,298	11,103
Fair value	7,349	11,548
Financial liabilities at amortized cost | Interest accrued
FINANCIAL LIABILITIES
Carrying value	81	129
Fair value	81	130
Financial liabilities at amortized cost | Discounts, unamortized fees, hedge basis adjustment
FINANCIAL LIABILITIES
Carrying value	(13)	(34)
Financial liabilities at amortized cost | Bank loans and bonds
FINANCIAL LIABILITIES
Carrying value	7,366	11,198
Fair value	7,430	11,678
Financial liabilities at amortized cost | Put-option liability over non-controlling interest
FINANCIAL LIABILITIES
Carrying value	306	310
Fair value	306	310
Financial liabilities at amortized cost | Other financial liabilities
FINANCIAL LIABILITIES
Carrying value	77	13
Fair value	77	13
Financial liabilities at amortized cost | Financial liabilities at amortised cost, class
FINANCIAL LIABILITIES
Carrying value	7,749	11,521
Fair value	$ 7,813	$ 12,001

[1]	* Prior year comparatives are restated following the retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).